Share Option Plans - Additional information (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended							12 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended			0 Months Ended			12 Months Ended				0 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013 2003 Plan [Member]	Dec. 31, 2012 2003 Plan [Member]	Dec. 31, 2013 2003 Plan [Member] Employees and directors [Member]	Feb. 10, 2010 2004 Plan [Member] CNY	Feb. 10, 2010 2004 Plan [Member] USD ($)	Dec. 31, 2013 2004 Plan [Member]	Dec. 31, 2012 2004 Plan [Member]	Dec. 31, 2011 2004 Plan [Member]	Feb. 10, 2010 2004 Plan [Member] Vest over four years [Member]	Feb. 10, 2010 2004 Plan [Member] Vest over one year [Member]	Feb. 10, 2010 2006 Plan [Member]	Dec. 31, 2013 2006 Plan [Member] CNY	Dec. 31, 2012 2006 Plan [Member] CNY	Dec. 31, 2011 2006 Plan [Member] CNY	Dec. 31, 2013 2006 Plan [Member] USD ($)	Feb. 10, 2010 2006 Plan [Member] Vest over four years [Member]	Feb. 10, 2010 2006 Plan [Member] Vest over one year [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Issue options to employees and directors								2,574,400
Expiry of options								Nov. 07, 2013	Feb. 10, 2020
Options to purchase ordinary shares	2,490,273	2,490,273	3,605,152	3,711,785	4,124,472		1,095,279				2,490,273	2,509,873
Options to employees											4,300,000
Share option plan, termination period											10 years
Options to employees to purchase									976,500		0	0	0
Exercise price									11.0	$ 1.6
Vesting period														4 years	1 year						4 years	1 year
Vesting percentage															25.00%						25.00%	25.00%
Nonvested shares granted									585,771							2,213,824					769,912	1,443,912
Share appreciation rights, restricted share awards or performance awards granted											0	0	0
Nonvested shares outstanding	192,478	192,478	384,956								0	0	0					384,956		192,478
Share-based instruments available for future grants											817,424	797,824
Fair market value percentage of ordinary shares on grant date																	100.00%
Weighted-average vesting period of options	5 years 2 months 20 days	5 years 2 months 20 days														9 months 18 days
Share-based awards granted outstanding																	0	0	0
Aggregate intrinsic value of options outstanding and exercisable																	517			$ 85
Intrinsic value of options exercised
Unrecognized share-based compensation cost related to options	3	21
Unrecognized share-based compensation cost related to nonvested shares	$ 6	39
Weighted-average vesting period of nonvested shares	29 days	29 days
Ordinary shares were reserved for future share option exercises																				784,064